PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4.  PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2015	2014
Land	$812,340	$812,340
Buildings	871,767	724,284
Leasehold improvements	41,534	45,000
Furniture, fixtures and equipment	66,044	15,792
Construction in progress	--	138,056
	1,791,685	1,735,472
Less: Accumulated depreciation	(66,417)	(28,062)
	$1,725,268	$1,707,410

Depreciation expense was $38,355 and $28,062, respectively, for the years ended December 31, 2015 and 2014.